Revenue from contracts with customers - Receivables, Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 158	$ 110
Current contract liabilities (deferred revenues)	(25)	(18)
Non-current contract liabilities (deferred revenues)	$ (10)	$ (13)